Commitments and Contingencies (FY) (Details)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) $ / ft²	Sep. 30, 2018 USD ($)	Mar. 31, 2020 $ / ft²	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Leases [Abstract]
Annual base rent (in dollars per square foot) | $ / ft²		9.00
Annual base rent increase (in dollars per square foot) | $ / ft²		0.25
Rent expense related to operating leases	$ 54,000		$ 160,000		$ 293,000	$ 290,000
Future minimum lease payments [Abstract]
2019		$ 217,000			217,000
2020		220,000			220,000
2021		219,000			219,000
2022		55,000			55,000
2023		0			0
Employee Retirement Plan [Abstract]
Employer's matching contribution					197,000	$ 138,000
Plan [Member]
Leases [Abstract]
Annual base rent (in dollars per square foot) | $ / ft²				9.00
Annual base rent increase (in dollars per square foot) | $ / ft²				0.25
Aquadex Product Line [Member]
Contingent Consideration [Abstract]
Sale or disposal of business assets threshold for contingent consideration		$ 4,000,000			$ 4,000,000
Percentage of additional payments on disposal of business assets		40.00%			40.00%
Aquadex Product Line [Member] | Maximum [Member]
Contingent Consideration [Abstract]
Contingent consideration period		3 years			3 years